Note 13 - Convertible Debt and Derivative Valuation	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 13 – Convertible Debt and Derivative Valuation

In accordance with the Statement of Financial Accounting Standard ASC 820-10-35-37 Fair Value in Financial Instruments, Statement of Financial Accounting Standard ASC 815 Accounting for Derivative Instruments and Hedging Activities require that instruments with embedded derivative features be valued at their market values.  The Company hired a valuation consultant to value the Convertible Debentures for the derivative portion of the instruments. The Binomial model was used to value the derivative liability for the fiscal year ending December 31, 2018 and December 31, 2017.

During the year ended December 31, 2018, the Company funded operations with borrowing on new convertible promissory notes and had other debentures due from 2017. This table presents the positions on the notes at December 31, 2018 and 2017.

Holder	Date of Loan	Loan amount	OID and discounts and fees	Interest rate	Conversions to shares	Conversion Dollars	Balance December 31, 2018	Balance December 31, 2017
Blackbridge Capital Growth Fund, LLC – Sold to L2 Capital	11-2-16	$100,000	$0	0%	5,419,670	$110270	$-	$92,525
Crown Bridge Partners, LLC	1-11-17	45,000	5,000	5%	2,447,952	57,339	$-	$39,021
Power Up Lending Group, Ltd	11-11-17	58,000	3,000	8%	2,556,528	59,815	$-	$58.000
Total		$203,000	$8,000				$-	$189,546
Debt discount on derivatives							-	2,310
Net total debentures							$-	$187,236
Power Up Lending Group Ltd - Redstart	5-7-18	$78,000	$3,000	8%	6,056,000	29,320	48,680
Power Up Lending Group Ltd - Redstart	7-6-18	68,000	3,000	8%	-	-	68,000
Power Up Lending Group Ltd - Redstart	8-24-18	73,000	3,000	8%	-	-	73,000

Totals and balances for 12-31-18		$219,000	$9,000				$189,680	-

Subsequent to December 31, 2018, the Company redeemed from Redstart 68,000 shares and 73,000 shares, respectively, of the Series C Preferred and retired these shares. Redstart converted all of the 78,000 Series C Preferred shares into common shares in 2018 and 2019. The balance of this note at December 31, 2018 was $48,680.

Blackbridge converted an additional $14,575 for 12,500,000 shares on January 17, 2018 bringing the total note balance to $78,150 when sold to L2 Capital.

The initial valuation of the derivative liability on the converted common shares totaled $74,848 at December 31, 2018 and $175,703 at December 31, 2017 as calculated by consultants for the Company when all notes were issued, but before any conversions.  This value includes the fair value of the shares issued according to the contracts of the holders and valued according to our common share price at the time of acquisition.